As filed with the Securities and Exchange Commission on June 2, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8977

GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

CARRIE HANSEN
GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-238-0810
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  October 1, 2008 through March 31, 2009

Item 1. Reports to Stockholders.

WHAT’S INSIDE

Letter from the President	1
Fund at a Glance	5
Fund Expenses	6
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Information	21

LETTER FROM THE PRESIDENT

Dear Shareholders:	May 6, 2009

Following is the semi-annual report for the Genworth Financial Contra Fund (“Fund” or “Contra Fund”) for the six months ending March 31, 2009. This letter reviews the objective and strategy of the Fund, what we believe to be the period’s prevailing economic and market conditions, and the Fund’s performance over the last six months. We hope you find this report to be useful and informative.

Contra Fund Objective and Strategy

The Contra Fund seeks to provide protection against declines in the value of the equity allocation of certain assets managed by Genworth Financial Wealth Management, Inc. (“GFWM”) for its private advisory clients. As the Fund’s investment advisor, GFWM analyzes various mutual funds and directly held securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at an individual-security level and/or at a portfolio-level. This periodic analysis of securities may include a review of historic holdings or recommendations for client accounts.

Based on this analysis, GFWM creates a composite performance benchmark—which it calls the Equity Hedging Benchmark. GFWM then informs Credit Suisse Asset Management, LLC (“Credit Suisse”), the Fund’s sub-advisor, of the nature and performance expectations associated with this Equity Hedging Benchmark. Credit Suisse uses a quantitative and qualitative investment process to select investments designed to provide protection against severe declines in the performance of the broad-based equity market beyond predetermined levels as reflected by the Equity Hedging Benchmark. As a result of these hedging investment techniques, the value of your investment in the Fund generally will decrease when the value of the Equity Hedging Benchmark appreciates. Conversely, when the value of the Equity Hedging Benchmark decreases, the value of your investment in the Fund generally will increase.

Since the Contra Fund is designed to behave contrary to the broad-based stock market, GFWM uses the Fund in its Actively Managed Protection (“AMP”) service, available to its private clients, by allocating a portion of the account of each AMP client to the purchase of Contra Fund shares. This allocation may significantly change over any investment period. The Contra Fund is not publicly available nor is it intended to serve as a complete investment program. The Fund may also be used at GFWM’s discretion to periodically hedge equity market risk or to make a directional equity market allocation within products managed only for GFWM clients. The discretionary usage of the Fund by GFWM does not impact the composite equity holdings calculation noted above, nor the management of the Fund.

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Market Overview

The major equity indices finished lower for the six-month period ending March 31, 2009. Significant weakness in the capital markets continued, and volatility reached historic levels. By the end of the period, both the S&P 500i and Russell 2000ii indices had rebounded somewhat from their deep lows to end down 30.5% and 37.2%, respectively.

The continued weakness in the markets, fueled first by the collapse of mortgage-backed securities, then the ensuing worries over financial asset values, the bankruptcy of Lehman Brothers and liquidity concerns across the money markets, pushed equity markets down by percentages not seen since the Great Depression of the 1930’s. These events prompted responses on the part of the federal government and the Federal Reserve that were not contemplated only a few months earlier.

The federal government instituted the $700 billion TARP (Troubled Assets Relief Program) fund to aid banks with collapsing asset values in order to help them meet their capital ratio obligations. After the presidential and congressional elections, a number of economic stimulus bills and increased spending plans were also passed with the aim of boosting economic activity. The Federal Reserve expanded a number of its lending facilities and securities purchasing programs, adding massive amounts of monetary reserves to the financial markets. The U.S. economy continued to struggle as decreased consumer demand, driven by a worsening job outlook and an increase in savings, challenged the stimulative power of government intervention.

Volatility, as measured by the Chicago Board Options Exchange Volatility Indexiii, reached and remained at historically high levels throughout the period, ranging between 36.9 and 89.5 while ending in the low 40s. Rarely in the past 15 years, and then only for brief periods, has this number stayed above 35. Volatility may remain elevated until the economy starts recovering from what is now expected to be the worst recession since World War II. Of particular note to the Contra Fund, higher volatility means that the cost of put options will likely remain higher than in the recent past.

Fund Overview

The appreciation in the Fund, which is described fully in the section below, during the six-month reporting period is attributable primarily to the significant and sustained decline in the equity markets during this period, as represented by the S&P 500 Index and Russell 2000 Index, and consequent appreciation of put optionsiv.

The strategy implemented for the Fund each quarter involved the purchase of put options on the Russell 2000 Index and S&P 500 Index. This provides protection against sharp market downturns, although whether the Fund experiences gains or losses largely depends on whether the options finish in-the-moneyv or not. Put options may go in-the-money following sharp market declines, but will finish out-of-the-money in most flat or rising markets.

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Since the overall returns in the market were significantly negative since September 2008, the Fund experienced positive performance. In this period of high volatility, the Fund performed well, while experiencing a general decrease in value near the end of the reporting period as markets rose from the lowest point. The overall increase in value affected that portion of client assets allocated to Fund shares.

It is our expectation that, if the equity markets continue to decrease in value as has been experienced over the six-month reporting period, the value of the Fund will continue to appreciate, though in such a volatile market the opposite may happen. Based on its current structure, it is anticipated that the value of the Fund would only appreciate if the market declines significantly. This performance would be consistent with the Fund’s objective, its role in GFWM’s Actively Managed Protection service, and the direct use in other discretionary products managed by GFWM.

Fund Performance

For the six-month period ended March 31, 2009, the Contra Fund returned 274.9%. Over the same period, the S&P 500 Index and Russell 2000 Index were down 30.5% and down 37.2%, respectively. As discussed above, consistent with it objective, the Fund is designed to increase in value when the broad-based stock market declines significantly in value over a protracted period of time, though it may decrease in value when the broad market is up or is fairly steady. Consequently, the Fund had a strong positive return for the period as the broad equity markets declined significantly over a sustained period of time. It is important to understand that this performance is attributable to the unusual market conditions we experienced in the past 6 months and is not likely sustainable. This performance is unlikely to be repeated in the future.

Thank you for your investment in the Contra Fund. We look forward to continuing to serve your investment needs in the future.

Sincerely,

Carrie E. Hansen
President, Genworth Financial Asset Management Funds

i	The S&P 500 Index is a market-capitalization-weighted index of 500 widely held common stocks.
ii
The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

iii
The Chicago Board Options Exchange Volatility Index (VIX) is a measure of the implied volatility of the S&P 500 index options. It represents a measure of the market’s expectation of volatility over the next 30-day period.

iv	Put options are rights to sell shares of a particular stock or index at a predetermined price before a preset deadline, in exchange for a premium.
v
“Out of the money” put options are those whose predetermined exercise prices are lower than the underlying stock or index’s current market value. “In the money” put options are those whose predetermined exercise prices are higher than the underlying stock or index’s current market price.

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Investors should consider the Fund’s Investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-800-238-0810.

48599 042909

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* As a percentage of total investments. Please note that Fund holdings are subject to change.

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2008, and held for the six months ended March 31, 2009.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio(2)	the Period(2)
Genworth Financial
Contra Fund	$1,000.00	$3,749.50	1.38%	$16.34
(1) For the six months ended March 31, 2009.
(2) Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	PaidDuring
	Value	Value	Ratio(2)	thePeriod(2)
Genworth Financial
Contra Fund	$1,000.00	$1,018.08	1.38%	$6.94
(1) For the six months ended March 31, 2009.
(2) Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Schedule of Investments	March 31, 2009 (unaudited)

CONTRACTS		VALUE
PURCHASED OPTIONS* — 93.76%
	Russell 2000 Index
850	Put Expiration: June, 2009, Exercise Price: $420.00	$3,366,000
200	Put Expiration: June, 2009, Exercise Price: $440.00	1,005,000
	S&P 500 Index
2,900	Put Expiration: June, 2009, Exercise Price: $775.00	15,225,000
2,150	Put Expiration: June, 2009, Exercise Price: $800.00	13,889,000
	TOTAL PURCHASED OPTIONS
	(Cost $36,341,500)	33,485,000
SHARES
SHORT TERM INVESTMENTS — 6.34%
Money Market Fund — 6.34%
2,263,018	Goldman Sachs Financial Square Funds-Government Fund	2,263,018
	TOTAL SHORT TERM INVESTMENTS
	(Cost $2,263,018)	2,263,018
	TOTAL INVESTMENTS — 100.10%
	(Cost $38,604,518**)	35,748,018
	Liabilities in Excess of Other Assets — (0.10)%	(36,146)
	TOTAL NET ASSETS — 100.00%	$35,711,872
* All options are exchange traded options and are executed through the Chicago Board Options Exchange.
** Aggregate cost for Federal income tax purposes is $38,604,518.
Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

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Statement of Assets & Liabilities	March 31, 2009 (unaudited)

ASSETS:
Investments, at value (Cost $38,604,518)	$35,748,018
Income Receivable	3,142
Receivable for fund shares sold	148,199
Prepaid expenses	76,410
Total Assets	35,975,769
LIABILITIES:
Payable for fund shares redeemed	64,407
Payable to Investment Advisor	37,288
Accrued administration, accounting and shareholder servicing fees	10,564
Other accrued expenses	151,638
Total Liabilities	263,897
Total Net Assets	$35,711,872
NET ASSETS CONSIST OF:
Par value of capital shares	$174
Capital paid in excess of par value	208,016,789
Accumulated undistributed net investment (loss)	(2,031,303)
Accumulated undistributed net realized (loss)	(167,417,288)
Net unrealized (depreciation) on investments	(2,856,500)
Total Net Assets	$35,711,872
Shares Outstanding	173,770
Net Asset Value, Per Share	$205.51

See Notes to Financial Statements.

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Statement of Operations	March 31, 2009 (unaudited)

INVESTMENT INCOME:
Interest income	$45,711
Total investment income	45,711
EXPENSES:
Management fees	1,198,477
Administration, accounting and shareholder servicing fees	43,065
Reports to shareholders	41,407
Legal fees	33,237
Federal and state registration fees	19,039
Trustees’ fees and expenses	18,674
Audit and tax fees	18,918
Custody fees	4,885
Compliance fees	2,500
Other expenses	1,569
Total Expenses Before Reimbursements	1,381,771
Expense reimbursements (See Note 2)	(8,613)
Net Expenses	1,373,158
Net Investment (Loss)	(1,327,447)
REALIZED AND UNREALIZED GAIN (LOSS):
Net Realized Gain on Investments	248,084,538
Change in Unrealized (Depreciation) on Investments	(34,430,040)
Net Realized and Unrealized Gain on Investments	213,654,498
Net Increase in Net Assets Resulting From Operations	$212,327,051

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	For the Six	Year
	Months Ended	Ended
	March 31, 2009	September 30,
	(unaudited)	2008
OPERATIONS:
Net investment (loss)	$(1,327,447)	$(703,856)
Net realized gain (loss) on investments	248,084,538	(28,238,956)
Net change in unrealized appreciation (depreciation)
on investments	(34,430,040)	36,992,285
Net Increase in Net Assets Resulting From
Operations	212,327,051	8,049,473
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,977,457	122,930,858
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(274,076,249)	(128,985,184)
Net (Decrease) in Capital Share Transactions	(246,098,792)	(6,054,326)
Total Increase (Decrease) in Net Assets	(33,771,741)	1,995,147
NET ASSETS:
Beginning of period	69,483,613	67,488,466
End of period (including undistributed net
investment (loss) of ($2,031,303) and $0,
respectively)	$35,711,872	$69,483,613

See Notes to Financial Statements.

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Financial Highlights

For a Fund share outstanding throughout each period

GENWORTH FINANCIAL CONTRA FUND(1)
	Period
	Ended			Year Ended
	2009(2)	2008(3)	2007(4)	2006	2005(5)		2004
Net Asset Value:
Beginning of period	$54.81	$232.00	$209,000	$ 3,109,000	$ 5,000,000,000		$991,000,000,000
Operations:
Net investment income
(loss)	(1.42)	(3.26)	(1,353)	4,000	—	*	—	*
Reprocessing
adjustment(6)	—	—	—	133,000	—		—
Net realized and
unrealized gain on
investment securities	152.12	(173.93)	(206,802)	(3,037,000)	(4,996,891,000)		(986,000,000,000)
Total From Operations	150.70	(177.19)	(208,155)	(2,900,000)	(4,996,891,000)		(986,000,000,000)
Less Distributions:
From net investment
income	—	—	(613)	—	—		—
Total Distributions	—	—	(613)	—	—		—
Net Asset Value:
End of Period	$205.51	$54.81	$232	$209,000	$3,109,000		$5,000,000,000
Total Return	274.95%	(76.38)%	(99.89)%	(94.52)%	(99.94)%		(99.50)%
Supplemental Data and
Ratios
Net assets; End of Period
(000’s)	$35,712	$69,484	$67,488	$21,663	$12,535		$17,838
Ratio of net expenses to
average net assets	1.38%	1.59%	1.53%	1.75%	1.75%		1.75%
Ratio of expenses
before voluntary
expense
reimbursement	1.39%	1.72%	2.72%	3.98%	5.05%		1.85%
Ratio of net investment
income (loss) to
average net assets	(2.04)%	(1.08)%	(0.66)%	0.91%	(0.94)%		(0.79)%
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended March 31, 2009 (unaudited).
(3)	During the year ended September 30, 2008, the Fund effected the following reverse stock splits: May 19, 2008, 1 for 100.
All historical per share information has been retroactively adjusted to reflect these reverse stock split.
(4)
During the year ended September 30, 2007, the Fund effected the following reverse stock splits: February 21, 2007, 1 for 100 and August 17, 2007, 1 for 10.  All historical per share information has been retroactively adjusted to reflect these reverse stock split.
(5)
During the year ended September 30, 2005, the Fund effected the following reverse stock splits: (i) October 6, 2004, 1 for 100; (ii) June 3, 2005, 1 for 10; and (iii) September 12, 2005, 1 for 1,000. All historical per share information has beenretroactively adjusted to reflect these reverse stock split.
(6)	Represents processing adjustment impacting net assets and shares outstanding. Total return based on revised amounts.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

The Genworth Financial Contra Fund (“Fund”), a separate series of the Genworth Financial Asset Management Funds (“Trust”), a Delaware statutory trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The Fund seeks to provide protection against declines in the value of the U.S. equity allocation of certain assets custodied with Genworth Financial Trust Company. Because of the Fund’s objective of providing protection against declines in the value of the broader securities markets, an investment in the Fund may be subject to greater volatility than typically is the case with many mutual funds. The Fund is available only to certain private advisory clients of Genworth Financial Wealth Management, Inc. (“GFWM”), and represents only a small portion of clients’ overall portfolios. The Fund may also be used at GFWM’s discretion to periodically hedge equity market risk or to make a directional equity market allocation within products managed only for GFWM clients. The discretionary usage of the Fund by GFWM does not impact the composite equity holdings calculation nor the management of the Fund.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation.   Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale (or in the case of the NASDAQ quoted security, at the NASDAQ official closing price “NOCP”), as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of these securities will be taken to be the lowest bid quotation (or sale bid, if only one bid is received) on the exchange or market.  Options and future contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded (typically 4:15 P.M. Eastern time). Stock index options will be valued at the mean between the last bid and asked quotations at the close of the securities exchanges on which they are traded. The Fund values its securities and other holdings based on market quotations. However, where market quotations are not readily available or are believed not to reflect market value at close of the securities or commodities exchanges on which they are traded, fair value is determined in good faith using consistently applied procedures established by the Valuation Committee (whose members have been approved by the Fund’s Board). The effect of valuing Fund holdings at fair value may be that the price determined might be different than the price determined using market quotations or another methodology and may not reflect the price at which the Fund could sell the asset. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Valuation Committee determines that using this method would not represent fair value.

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Notes to Financial Statements (unaudited) (continued)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective October 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:
Description	Investments in Securities
Level 1	$35,748,018
Level 2	—
Level 3	—
Total	$35,748,018

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial statement disclosures, if any.

(b) Option Contracts.  When the Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option. There were no options written during the period ended March 31, 2009.

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Notes to Financial Statements (unaudited) (continued)

(c)  Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund did not invest in any repurchase agreements during the period ended March 31, 2009.

(d)  Futures Contracts.  The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. The Fund did not invest in any futures contracts during the period ended March 31, 2009.

(e)  Investment Transactions and Dividend Income.   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of investments are calculated by using the specific identification method.

(f)  Dividends and Distributions to Shareholders.   Dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (unaudited) (continued)

(g)  Federal Income Taxes.   It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2008, the Fund decreased undistributed net investment loss by $703,856 and decreased additional paid-in capital by $703,856 due to certain permanent book and tax differences.

2.  Management Agreement, Administration Agreement, and Other Transactions

GFWM (formerly Genworth Financial Asset Management, Inc.), acts as the Fund’s investment manager. The Fund pays GFWM a management fee calculated at an annual rate of 1.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. GFWM has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% of average daily net assets. During the period ended March 31, 2009, GFWM reimbursed $8,613 of management fees to the Fund, pursuant to the Fund’s current expense limitation agreement. After taking these waivers into account, the Fund’s annual operating expenses were 1.38% of average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A. (“USB”), an affiliate of USBFS provide administrative, accounting, transfer agency, shareholder servicing, dividend disbursing services and custody on behalf of the Fund. For these services, besides custody, USBFS receives an annual fee, paid monthly, from the Fund. USB receives an annual fee, paid monthly, from the Fund for the custody services provided. Fees earned by USBFS and USB for the period ended March 31, 2009 can be found under the caption “Administration fees, accounting fees and shareholder services fees” and “Custody fees” on the Statement of Operations.

17	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

GFWM has entered into a sub-advisory agreement with Credit Suisse Asset Management, LLC (“Credit Suisse”). Pursuant to the sub-advisory agreement, Credit Suisse is responsible for the day-to-day portfolio operations and investment decisions of the Fund. GFWM, not the Fund, pays Credit Suisse a sub-advisory fee of 0.85% of the Fund’s average daily net assets.

Capital Brokerage Corporation acts as the Fund’s distributor and is an affiliate of GFWM and Genworth Financial Contra Fund.

3.  Reverse Stock Split

During the year ended September 30, 2008, the Fund’s shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding of the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. The reverse stock split was as follows:

		Net Asset	Net Asset	Shares	Shares
		Value Before	Value After	Outstanding	Outstanding
Date	Rate	Split	Split	Before Split	After Split
5/19/08	1 for 100	$0.42	$41.85	22,944,509	229,445
During the year ended September 30, 2007, the Fund’s shares were adjusted to reflect two reverse stock splits.

		Net Asset	Net Asset	Shares	Shares
		Value Before	Value After	Outstanding	Outstanding
Date	Rate	Split	Split	Before Split	After Split
2/21/07	1 for 100	$0.12	$12.00	26,550,187	265,502
8/17/07	1 for 10	$3.51	$35.12	56,793,828	5,679,383

4.  Capital Shares

At March 31, 2009, the Fund had 500,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

18	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of the Fund were as follows:
	Period Ended	Year Ended
	March 31,	September 30,
	2009	2008
Beginning Shares	1,267,730	29,147,577
Shares sold	143,698	33,455,552
Dividends Reinvested	—	—
Shares redeemed	(1,237,658)	(38,620,335)
Net share reduction due to 1 for 100 reverse stock split	—	(22,715,064)
Ending Shares	173,770	1,267,730

5.  Federal Income Tax Information & Distributions to Shareholders

The tax characterization of distributions for the Fund for the fiscal years ended September 30, 2008 and 2007 was as follows:
	Year Ended	Year Ended
	September 30,	September 30,
	2008	2007
Distributions paid from:
Ordinary Income	$ —	$142,658
Long-term capital gain	—	—
Total distribution paid	$ —	$142,658

The following information is computed on a tax basis for each item as of September 30, 2008:

Federal tax cost of securities	$38,193,460
Gross unrealized appreciation	$31,573,540
Gross unrealized depreciation	—
Net unrealized appreciation	31,573,540
Undistributed ordinary income	—
Post-October losses	—
Other accumulated loss	(415,501,826)
Total accumulated deficit	$(383,928,286)

19	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2008, the Fund had the following capital loss carryforwards for federal income tax purposes:

Amount	Expires September 30,
$40,176,801	2011
52,475,216	2012
132,807,254	2013
36,133,024	2014
50,953,953	2015
71,382,038	2016

To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. Utilization of the carryforwards will happen only if there are gains in the future, which would require large negative declines in the stock indices that are subject to purchased puts.

Effective June 29, 2007, the Trust adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations.

6. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Additional Information (unaudited)

1. Disclosure Regarding Fund Trustees and Officers

Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling GFWM at 1-800-238-0810.

		Term of		Number of
		Office*		Portfolios
		and	Principal	in Fund
Name,	Position(s)	Length	Occupation(s)	Complex	Other
Address, and	Held with	of Time	During Past 5	Overseen	Directorships
Year of Birth	Fund	Served	Years	by Trustee	Held by Trustee
Non-Interested Trustees:
John A. Fibiger	Trustee	Since	Retired.	10	Trustee, Genworth
Genworth Financial		2004			Variable Insurance
Asset Management					Trust; Director,
Funds (“GFAM					Fidelity Life
Funds”)					Association;
2300 Contra Costa					Director, Members
Boulevard Ste 600					Mutual Holding Co.;
Pleasant Hill,					Vice-President,
CA 94523					Austin Symphony
Year of birth: 1932					Orchestra Board of
Directors; Life
Trustee, Museum of
Science, Boston,
Massachusetts.
Dwight M. Jaffee	Trustee	Since	Willis H. Booth	1	Co-Chairman,
GFAM Funds		2004	Professorship of		Fisher Center for
2300 Contra Costa			Banking and		Real Estate & Urban
Boulevard Ste 600			Finance II, Walter		Economics,
Pleasant Hill,			A. Haas School of		University of
CA 94523			Business,		California,
Year of birth: 1943			University of		Berkeley; Member,
			California,		Academic Advisory
			Berkeley (1998 to		Board, Fitch
			present).		Ratings.
Douglas A. Paul	Trustee	Since	Independent	1	Independent
GFAM Funds		2004	Consultant (2002 to		Director, Capital
2300 Contra Costa			present).		Bank and Trust
Boulevard Ste 600					Company, a federal
Pleasant Hill,					savings bank
CA 94523					affiliated with The
Year of birth: 1947					Capital Group
Companies, Inc.

21	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Additional Information (unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and	Principal	in Fund
Name,	Position(s)	Length	Occupation(s)	Complex	Other
Address, and	Held with	of Time	During Past 5	Overseen	Directorships
Year of Birth	Fund	Served	Years	by Trustee	Held by Trustee
Interested Trustee:
Gurinder S. Ahluwalia**	Trustee,	Since	Co-Chairman,	10	Trustee, Genworth
Genworth Financial	Chairman	2005	GFWM (2008 to		Variable Insurance
Wealth Management			present); Vice		Trust; Director,
(“GFWM”)			Chairman,		Centurion Capital
2300 Contra Costa			AssetMark		Group Inc.,
Boulevard Ste 600			Investment Services,		Centurion Financial
Pleasant Hill,			Inc. (2006 to 2008);		Advisers Inc.,
CA 94523			President and CEO,		Genworth Financial
Year of birth: 1965			Genworth Financial		Trust Company
Asset Management
(2000 - 2008);
Senior Vice
President, GE
Financial Assurance
(2002 to 2004);
Chief Risk Officer,
GE Edison Life
(2000 to 2002).

*	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
**	Mr. Ahluwalia is a trustee who is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of GFWM and certain of its affiliates.

22	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Additional Information (unaudited) (continued)

	Position(s)	Length
Name, Address,	Held with	of Time	Principal Occupation(s)
and Year of Birth	Fund	Served	During Past 5 Years
Executive Officers:
Carrie E. Hansen, CPA	President	Since	President, AssetMark Funds (2007
GFWM		2008	to present); President, Genworth
2300 Contra Costa Boulevard			Variable Insurance Trust (“GVIT”)
Ste 600			(2008 to present); Senior Vice
Pleasant Hill, CA 94523			President and Chief Operations
Year of birth 1970			Officer, GFWM (2008 to present);
Senior Vice President and
Managing Director, AssetMark
Funds (2007 to 2008); Treasurer
and Chief Compliance Officer,
GFAM Funds (2007 to 2008);
Chief Compliance Officer,
AssetMark Funds (2005 to 2008);
Treasurer, AssetMark Funds (2001
to 2008); Senior Vice President,
Chief Financial Officer and Chief
Compliance Officer, AssetMark
Investment Services, Inc. (2004 to
2007).
Deborah Djeu	Vice	Since	Vice President, Chief Compliance
GFWM	President,	2008	Officer and AML Compliance
2300 Contra Costa Boulevard	Chief		Officer, AssetMark Funds (2008 to
Ste 600	Compliance		present); Vice President, Chief
Pleasant Hill, CA 94523	Officer and		Compliance Officer and AML
Year of birth 1962	AML		Compliance Officer, GVIT (2008
	Compliance		to present); Deputy Chief
	Officer		Compliance Officer, AssetMark
Funds (2007 to 2008); Compliance
Manager, GE Money (2006 to
2007); Vice President, Wells Fargo
Investments LLC (2004 to 2006).
Danell J. Doty	Vice	Since	Director of Fund Administration,
GFWM	President	2008	GFWM (2008 - present); Vice
2300 Contra Costa Boulevard	and		President and Treasurer,
Ste 600	Treasurer		AssetMark Funds (2008 - present);
Pleasant Hill, CA 94523			Vice President and Treasurer,
Year of birth 1962			GVIT (2008 - present); Consultant,
Barclays Global Investors (2007 -
2008); Fund Chief Compliance
Officer, Barclays Global Investors
Funds, Master Investment
Portfolio, iShares Trust and
iShares, Inc., Barclays Global
Investors (2004 - 2007) Head of
Mutual Fund Administration,
Barclays Global Investors (1999 -
2004).

23	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Additional Information (unaudited) (continued)

	Position(s)	Length
Name, Address,	Held with	of Time	Principal Occupation(s)
and Year of Birth	Fund	Served	During Past 5 Years
Christine Villas-Chernak	Secretary	Since	Deputy Chief Compliance Officer,
GFWM		2009	AssetMark Funds (2009 - present);
2300 Contra Costa Boulevard			Secretary, AssetMark Funds (2006
Ste 600			- present); Secretary, GVIT (2008
Pleasant Hill, CA 94523			- present); Senior Compliance
Year of birth 1968			Officer, GFWM (2005 - 2009);
Fund Administration &
Compliance Manager, AssetMark
Investment Services, Inc. (2004 -
2005); Fund Administration &
Compliance Specialist, AssetMark
Investment Services, Inc. (2002 -
2004).
Regina M. Fink	Assistant	Since	Vice President, Senior Counsel
GFWM	Secretary;	2009;	and Assistant Secretary, GFWM
16501 Ventura Boulevard	Vice	Since	(2008 to present); Senior Counsel
Suite 201	President	2004	and Assistant Secretary, GFWM
Encinol, CA 91436			(2006 to present); Vice President,
Year of birth: 1956			Senior Counsel and Secretary,
GFAM (2002 to 2008).

2.  Approval of Investment Advisory Contract

Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Unaudited)

At a meeting held on November 3, 2008 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Genworth Financial Asset Management Funds (the “Trust”) conducted its annual review and consideration of the renewal of the investment advisory agreement between Genworth Financial Wealth Management, Inc. (“GFWM”) and the Trust, on behalf of the Genworth Financial Contra Fund (the “Fund”) (the “Advisory Agreement”). In addition, the Board considered the renewal of the investment sub-advisory agreement between Credit Suisse Asset Management, LLC (“Credit Suisse”) and GFWM, on behalf of the Fund (the “Sub-Advisory Agreement”). The Board, including all of the independent Trustees, determined to approve the continuance of both agreements. The Advisory Agreement and Sub-Advisory Agreement are collectively referred to herein as the “Agreements.”

The material factors considered and the conclusions that formed the bases of the Board’s approval of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. In preparation for the Meeting, the Trustees requested, received and considered information relevant to their consideration of the Agreements. In deciding to approve each Agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

24	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Additional Information (unaudited) (continued)

The Advisory Agreement

Materials Reviewed and the Review Process

The Trustees, assisted by independent legal counsel, specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board related to, among other things: (a) the terms and conditions of the Advisory Agreement; (b) the nature, quality and scope of the services to be provided by GFWM, as well as the schedule of fees to be charged for such services; (c) the investment performance of the Fund; (d) comparative fee information; (e) information regarding GFWM’s personnel, operations, financial position and business operations; and (f) information regarding GFWM’s brokerage and compliance practices.

In addition, during the course of the year, the Trustees received a variety of materials relating to the services provided by GFWM to the Fund, including: (a) reports on the Fund’s investment performance; (b) compliance reports; and (c) other information relating to the nature, extent and quality of services provided by GFWM to the Fund.

The Trustees received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees, which included a memorandum detailing the Trustees’ legal duties and obligations in considering the renewal of the Advisory Agreement. The independent Trustees also discussed the consideration and approval of the Advisory Agreement with their counsel in executive session, at which no representatives of GFWM or Credit Suisse were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Advisory Agreement. These factors and conclusions are described below.

Nature, Extent and Quality of Services Provided

With respect to the nature, extent and quality of services provided by GFWM, the Board considered the investment objective and unique investment strategy of the Fund, as well as GFWM’s role in implementing the strategy to accomplish that objective. The Board examined the extent of the work and analysis performed by GFWM, as well as the success of the Fund in fulfilling its objective. The Board also considered GFWM’s capabilities in providing administrative and compliance services needed to support the management of the Fund and the oversight of Credit Suisse.

Based on the factors described above, among others, along with the information provided to the Board in advance of the Meeting and throughout the year, the Trustees concluded that the nature, extent and quality of the services to be provided by GFWM to the Fund are in the best interests of the Fund and its shareholders.

25	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Additional Information (unaudited) (continued)

Investment Performance of the Fund

The Board considered the investment performance of the Fund in light of the Fund’s investment objective of providing protection against declines in the value of certain assets managed by GFWM for its private advisory clients. The Board compared the Fund’s performance to the performance of its benchmark index, as well as other market indices. The Trustees also considered the investment results of GFWM’s private advisory clients that allocated a portion of their portfolio to the Fund compared to GFWM’s private advisory clients that had not maintained such an allocation. Based on its evaluation, the Board concluded that the Fund had performed in accordance with its purpose and that GFWM’s continued management of the Fund is in the best interests of the Fund and its shareholders.

Advisory Fees, Total Expenses, Level of Profits and Economies of Scale

The Trustees reviewed the advisory fees and total expenses of the Fund (as a percentage of average net assets) and compared them with the average fees and expenses of other comparable mutual funds, as identified by the Fund’s management. However, due to the Fund’s objective and the Fund’s role in the management of assets by GFWM for its private advisory clients, the Board recognized the inherent limitations of such data. The Trustees considered that GFWM had waived a portion of its advisory fee and the impact of such waiver on GFWM’s profitability with respect to the Fund. The Trustees observed that GFWM indirectly benefits from advising the Fund because the Fund is an important component of the package of services GFWM offers to its private advisory clients. The Trustees considered each of these factors in conjunction with the benefits to the Fund of being offered through financial professionals using GFWM’s various investment programs. The Trustees concluded that the level of fees to be paid by the Fund to GFWM is fair and reasonable in relation to the services to be provided by GFWM to the Fund.

Conclusions

Based on its evaluation of the relevant factors, the Board, including all of the independent Trustees, concluded that all of the factors above supported the approval of the Advisory Agreement between the Fund and GFWM. The Board, including all of the independent Trustees, also concluded that the advisory fee is reasonable and that the approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

The Sub-Advisory Agreement

Materials Reviewed and the Review Process

Assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board related to, among other things: (a) the terms and conditions of the Sub-Advisory Agreement; (b) the nature, quality and scope of the services to be provided by Credit Suisse, as well as the schedule of fees to be charged for such services; (c) the investment performance of the Fund; (d) comparative fee information; (e) information regarding Credit Suis-se’s personnel, operations, financial position and business operations; and (f) information regarding Credit Suisse’s brokerage and compliance practices and its compliance program.

26	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Additional Information (unaudited) (continued)

In addition, during the course of the year, the Trustees received a variety of materials relating to the services provided by Credit Suisse to the Fund, including: (a) reports on the Fund’s investment performance; (b) compliance reports; and (c) other information relating to the nature, extent and quality of services provided by Credit Suisse to the Fund.

The Trustees received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees, which included a memorandum detailing the Trustees’ legal duties and obligations in considering the renewal of the Sub-Advisory Agreement. The independent Trustees also discussed the consideration and approval of the Sub-Advisory Agreement with their counsel in executive session, at which no representatives of GFWM or Credit Suisse were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Sub-Advisory Agreement. These factors and conclusions are described below.

Nature, Extent and Quality of Services Provided

The Trustees considered Credit Suisse’s investment management process, including (a) the experience, capability and integrity of Credit Suisse’s management, investment professionals and other personnel; (b) the financial position of Credit Suisse; (c) the quality and commitment of Credit Suisse’s regulatory and legal compliance policies, procedures, and systems; and (d) Credit Suisse’s brokerage and trading practices. The Trustees also considered Credit Suisse’s investment approach and level of expertise in trading the types of instruments in which the Fund invests.

Based on the factors described above, among others, along with the information provided to the Board in advance of the Meeting and throughout the year, the Trustees concluded that the nature, extent and quality of the services to be provided by Credit Suisse to the Fund are in the best interests of the Fund and its shareholders.

Investment Performance of the Fund

As noted above, due to the Fund’s strategy and lack of an appropriate fund peer group, the Board reviewed not only the performance results of the Fund but also looked at the performance of market indices. Based on its evaluation, the Board concluded that the Fund’s performance record demonstrated that Credit Suisse’s continued service is in the best interests of the Fund and its shareholders.

27	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

Additional Information (unaudited) (continued)

Advisory Fees, Total Expenses, Level of Profits and Economies of Scale

The Board reviewed the financial information relating to Credit Suisse and considered the value of the work and resources provided by Credit Suisse in relation to the fees that Credit Suisse receives. The Board considered that Credit Suisse is paid by GFWM based on a percentage of Fund assets and considered Credit Suisse’s profitability in serving as sub-advisor to the Fund. In addition, the Trustees observed that due to the nature of Fund’s investment strategy, negligible ancillary benefits accrued to Credit Suisse as a result of serving as sub-advisor to the Fund.

Conclusions

Based on their evaluation of the relevant factors, the Board, including all of the independent Trustees, concluded that all of the factors above supported the approval of the Sub-Advisory Agreement with Credit Suisse. The Board including all of the independent Trustees, also concluded that the sub-advisory fee to be paid to Credit Suisse is reasonable and that the approval of the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

28	Genworth Financial Asset Management Funds	|	2009 Semi-Annual Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Item 2. Code of Ethics.

 Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Financial Asset Management Funds

By   _/s/ Carrie E. Hansen
Carrie E. Hansen, President

Date    5/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Carrie E. Hansen
Carrie E. Hansen, President

Date     5/22/2009

By      /s/ Danell J. Doty
Danell J. Doty, Treasurer

Date     5/22/2009